Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Received from accredited investor for shares, Amount	$ 67,500	$ 30,000
Common shares issued	270,000	120,000
Shares issued, value per share	$ 0.25	$ 0.25
Shares not issued	390,000
Shares issued for services rendered, amount			$ 95,625
Shares cancelled for services rendered			187,500
Shares issued for services rendered, per share			$ 0.51
Officers, Directors And Consultants
Issuance of common shares for services rendered		470,000
Issuance of common shares for services rendered, per share		$ 0.15